SUMMARY OF CHANGES IN NON-CONTROLLING INTEREST (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Noncontrolling Interest [Abstract]
Non-controlling interest at beginning of period	$ (894,742)	$ (333,415)
Issuance of shares from EnderbyWorks, LLC	4,900
Net loss	8,122	(912,269)
Deconsolidation		350,942
Non-controlling interest at end of period	$ (881,720)	$ (894,742)